EQUITY (Details Narrative) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012 East West Petroleum [Member]	Dec. 31, 2013 Oel und Erdgazforshung AG [Member]
Shares issue			60,125,000	96,618
Shares Outstanding			60,125,000
Common stock issued for cash		989,602
Aggregate fair value		$ 625,020
Maximun shares price		$ 0.81
Minimum shares price		$ 0.10
Stock-based compensation		276,269
General and administrative expenses		243,955
Weighted average remaining life	4 years 1 month 17 days	4 years 3 months
Unamortized amount of stock-based compensation		92,090
Purchase an aggregate				100,000
Warrants are exercisable				$ 0.98
Warrants				$ 98,000